Investments in Associates and Joint Ventures - Schedule of Changes in Investments in Associates and Joint Ventures (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Beginning	₩ 1,562,232	₩ 1,556,889
Acquisition (Disposal)	14,619	21,611
Share of net profit (loss) from associates and joint ventures	10,409	6,029
Others	(23,314)	(22,297)
Ending	1,563,946	1,562,232	₩ 1,556,889
KIF Investment Fund
Disclosure of associates [line items]
Beginning	191,125	177,054
Acquisition (Disposal)	0	0
Share of net profit (loss) from associates and joint ventures	7,114	12,396
Others	(3,248)	1,675
Ending	194,991	191,125	177,054
K Bank Inc.
Disclosure of associates [line items]
Beginning	917,641	872,881
Acquisition (Disposal)	0	0
Share of net profit (loss) from associates and joint ventures	32,408	43,614
Others	(11,832)	1,146
Ending	938,217	917,641	872,881
HD Hyundai Robotics Co., Ltd.
Disclosure of associates [line items]
Beginning	45,830	47,734
Acquisition (Disposal)	0	0
Share of net profit (loss) from associates and joint ventures	(2,032)	(1,138)
Others	1,153	(766)
Ending	44,951	45,830	47,734
Megazone Cloud Corporation
Disclosure of associates [line items]
Beginning	130,773	131,694
Acquisition (Disposal)	0	0
Share of net profit (loss) from associates and joint ventures	(2,598)	(3,047)
Others	460	2,126
Ending	128,635	130,773	131,694
IGIS No. 468-1 General Private Real Estate Investment Company
Disclosure of associates [line items]
Beginning	23,374	23,484
Acquisition (Disposal)	0	0
Share of net profit (loss) from associates and joint ventures	(214)	(110)
Others	0	0
Ending	23,160	23,374	23,484
KT-DSC Creative Economy Youth Start-up Investment Fund
Disclosure of associates [line items]
Beginning	15,951	25,117
Acquisition (Disposal)	(650)	(275)
Share of net profit (loss) from associates and joint ventures	976	(8,046)
Others	(697)	(845)
Ending	15,580	15,951	25,117
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC
Disclosure of associates [line items]
Beginning	9,727	11,942
Acquisition (Disposal)	0	0
Share of net profit (loss) from associates and joint ventures	(2,466)	(2,215)
Others	0	0
Ending	7,261	9,727	11,942
LS Marine Solution Co., Ltd.
Disclosure of associates [line items]
Beginning	0	23,492
Acquisition (Disposal)		(19,656)
Share of net profit (loss) from associates and joint ventures		237
Others		(4,073)
Ending		0	23,492
Others
Disclosure of associates [line items]
Beginning	227,811	243,491
Acquisition (Disposal)	15,269	41,542
Share of net profit (loss) from associates and joint ventures	(22,779)	(35,662)
Others	(9,150)	(21,560)
Ending	211,151	227,811	243,491
KT Investment Co., Ltd.
Disclosure of associates [line items]
Share of net profit (loss) from associates and joint ventures	₩ 1,087	₩ 293	₩ 899